TAXES ON INCOME - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Income Taxes [Abstract]
Research and development expenses, which are recognized for tax purposes over three years	$ 78	$ 87
Carryforward tax losses, see (2) below	1,194	880
Other	69	21
Less - valuation allowance, see (2) below	(1,194)	(880)
Deferred income taxes	$ 147	$ 108